Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants fair value							$ 67
Fair value adjustment of warrants			$ 1		$ 67	$ 67	$ (67)
Warrants outstanding		65,003		65,003
Weighted-average exercise price		$ 49.99		$ 49.99
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock expired						535,830
Weighted-average exercise price							$ 79.15
Warrant [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock expired	65,003
Weighted-average exercise price	$ 49.99